Significant Subsequent Events - Additional Information (Detail) - TWD ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of non-adjusting events after reporting period [Line Items]
Corporate income tax rate	20.00%	17.00%
Income tax rate on undistributed earnings	5.00%	10.00%	10.00%	10.00%
Deferred Tax Assets [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Increase (decrease) in deferred tax (liability) asset		$ 917
Deferred Tax Liability [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Increase (decrease) in deferred tax (liability) asset		$ (156)